UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21614

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Enhanced Equity Income Fund (EOI)

Semiannual Report

March 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0898 ($0.0864 prior to January 2019) per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2019

Eaton Vance

Enhanced Equity Income Fund

Table of Contents

Performance	2

Fund Profile	2

Fund Snapshot	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	17

Important Notices	18

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Performance1

Portfolio Manager Michael A. Allison, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/29/2004	–2.83%	7.91%	8.66%	11.99%
Fund at Market Price	—	–6.86	10.48	9.97	12.96
S&P 500® Index	—	–1.72%	9.50%	10.90%	15.91%
Cboe S&P 500 BuyWrite IndexSM	—	–4.78	3.29	5.95	8.95

% Premium/Discount to NAV[2]
					–3.36%

Distributions[3]
Total Distributions per share for the period					$0.529
Distribution Rate at NAV					7.25%
Distribution Rate at Market Price					7.50%

Fund Profile

Sector Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Microsoft Corp.	5.1%

Amazon.com, Inc.	3.3

Apple, Inc.	3.3

JPMorgan Chase & Co.	3.3

Verizon Communications, Inc.	3.3

Visa, Inc., Class A	3.1

Danaher Corp.	3.1

Bank of America Corp.	2.8

Procter & Gamble Co. (The)	2.6

Abbott Laboratories	2.4

Total	32.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Fund Snapshot

Objective	The primary investment objective is to provide current income, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a portfolio of primarily large- and mid-cap securities that the investment adviser believes have above-average growth and financial strength and writes call options on individual securities to generate current earnings from the option premium.

Options Strategy	Write Single Stock Covered Calls

Equity Benchmark[1]	S&P 500® Index

Morningstar Category	Option Writing

Distribution Frequency	Monthly

Common Stock Portfolio

Positions Held	53

% US / Non-US	100.0/0.0

Average Market Cap	$226.9 Billion

Call Options Written

% of Stock Portfolio	48%

Average Days to Expiration	27 days

% Out of the Money	3.1%

The following terms as used in the Fund snapshot:

Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For a call option on a security, the option buyer has the right to purchase, and the option seller (or writer) has the obligation to sell, a specified security at a specified price (exercise price or strike price) on or before a specified date (option expiration date). The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

Out of the Money: For a call option on a common stock, the extent to which the exercise price of the option exceeds the current price of the stock.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund snapshot and profile subject to change due to active management.

4

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 100.3%(1)
Security	Shares	Value

Aerospace & Defense — 1.7%

Raytheon Co.	55,724	$10,146,226

		$10,146,226

Auto Components — 1.5%

Aptiv PLC	111,845	$8,890,559

		$8,890,559

Banks — 7.4%

Bank of America Corp.	606,661	$16,737,777

JPMorgan Chase & Co.	191,177	19,352,847

PNC Financial Services Group, Inc. (The)	56,233	6,897,540

		$42,988,164

Beverages — 3.3%

Constellation Brands, Inc., Class A	51,508	$9,030,898

PepsiCo, Inc.	84,838	10,396,897

		$19,427,795

Biotechnology — 3.1%

Gilead Sciences, Inc.	126,468	$8,221,685

Vertex Pharmaceuticals, Inc.(2)	52,594	9,674,666

		$17,896,351

Capital Markets — 1.6%

Charles Schwab Corp. (The)	211,724	$9,053,318

		$9,053,318

Chemicals — 1.5%

DowDuPont, Inc.	164,273	$8,757,394

		$8,757,394

Consumer Finance — 2.1%

American Express Co.	113,096	$12,361,393

		$12,361,393

Containers & Packaging — 1.1%

Ball Corp.	108,857	$6,298,466

		$6,298,466

Security	Shares	Value

Diversified Telecommunication Services — 4.3%

CenturyLink, Inc.	464,887	$5,573,995

Verizon Communications, Inc.	326,626	19,313,395

		$24,887,390

Electric Utilities — 1.8%

NextEra Energy, Inc.	52,805	$10,208,263

		$10,208,263

Electronic Equipment, Instruments & Components — 2.1%

Corning, Inc.	370,773	$12,272,586

		$12,272,586

Entertainment — 5.0%

Live Nation Entertainment, Inc.(2)	207,814	$13,204,501

Spotify Technology SA(2)	65,532	9,095,842

Walt Disney Co. (The)	63,729	7,075,831

		$29,376,174

Equity Real Estate Investment Trusts (REITs) — 2.7%

American Tower Corp.	51,211	$10,091,640

AvalonBay Communities, Inc.	29,104	5,842,046

		$15,933,686

Food Products — 1.9%

Mondelez International, Inc., Class A	215,555	$10,760,506

		$10,760,506

Health Care Equipment & Supplies — 5.5%

Abbott Laboratories	177,436	$14,184,234

Danaher Corp.	137,430	18,143,508

		$32,327,742

Household Products — 2.7%

Procter & Gamble Co. (The)	149,404	$15,545,486

		$15,545,486

Insurance — 2.0%

Progressive Corp. (The)	161,880	$11,669,929

		$11,669,929

Interactive Media & Services — 1.9%

Alphabet, Inc., Class C(2)	9,516	$11,165,218

		$11,165,218

5	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet & Direct Marketing Retail — 3.4%

Amazon.com, Inc.(2)	11,084	$19,737,833

		$19,737,833

IT Services — 7.5%

Accenture PLC, Class A	51,848	$9,126,285

Akamai Technologies, Inc.(2)	106,966	7,670,532

GoDaddy, Inc., Class A(2)	117,822	8,859,036

Visa, Inc., Class A	116,856	18,251,739

		$43,907,592

Life Sciences Tools & Services — 1.1%

Agilent Technologies, Inc.	81,133	$6,521,471

		$6,521,471

Machinery — 5.0%

Caterpillar, Inc.	86,275	$11,689,400

Fortive Corp.	144,497	12,121,853

Illinois Tool Works, Inc.	37,986	5,452,131

		$29,263,384

Multi-Utilities — 1.4%

Sempra Energy	65,038	$8,185,683

		$8,185,683

Oil, Gas & Consumable Fuels — 5.5%

ConocoPhillips	101,833	$6,796,334

EOG Resources, Inc.	63,672	6,060,301

Exxon Mobil Corp.	167,501	13,534,081

Phillips 66	58,374	5,555,454

		$31,946,170

Pharmaceuticals — 4.2%

Johnson & Johnson	97,205	$13,588,287

Zoetis, Inc.	109,751	11,048,633

		$24,636,920

Road & Rail — 1.8%

CSX Corp.	138,104	$10,332,941

		$10,332,941

Semiconductors & Semiconductor Equipment — 1.7%

Texas Instruments, Inc.	92,359	$9,796,519

		$9,796,519

Security	Shares	Value

Software — 6.9%

Intuit, Inc.	39,731	$10,386,081

Microsoft Corp.	252,449	29,773,835

		$40,159,916

Specialty Retail — 3.9%

Best Buy Co., Inc.	109,078	$7,751,083

Home Depot, Inc. (The)	44,151	8,472,135

Tractor Supply Co.	65,490	6,402,302

		$22,625,520

Technology Hardware, Storage & Peripherals — 3.3%

Apple, Inc.	102,253	$19,422,957

		$19,422,957

Textiles, Apparel & Luxury Goods — 1.4%

NIKE, Inc., Class B	99,486	$8,377,716

		$8,377,716

Total Common Stocks (identified cost $414,501,854)		$584,881,268

Short-Term Investments — 0.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.59%(3)	4,510,059	$4,510,059

Total Short-Term Investments (identified cost $4,510,059)		$4,510,059

Total Investments — 101.1% (identified cost $419,011,913)		$589,391,327

Total Written Covered Call Options — (0.8)% (premiums received $3,930,388)		$(4,310,193)

Other Assets, Less Liabilities — (0.3)%		$(1,971,774)

Net Assets — 100.0%		$583,109,360

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at March 31, 2019 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019.

6	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Written Covered Call Options — (0.8)%

Exchange-Traded Options — (0.8)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Abbott Laboratories	890	$ 7,114,660	$80	4/18/19	$(140,620)

Accenture PLC, Class A	260	4,576,520	180	5/17/19	(42,900)

Agilent Technologies, Inc.	220	1,768,360	83	4/18/19	(14,740)

Akamai Technologies, Inc.	530	3,800,630	78	5/17/19	(59,625)

Alphabet, Inc., Class C	45	5,279,895	1,150	4/18/19	(158,175)

Amazon.com, Inc.	60	10,684,500	1,775	4/18/19	(254,400)

American Express Co.	570	6,230,100	112	4/12/19	(17,100)

American Tower Corp.	260	5,123,560	200	5/17/19	(79,300)

Apple, Inc.	510	9,687,450	190	4/18/19	(189,975)

Aptiv PLC	560	4,451,440	85	4/18/19	(14,000)

AvalonBay Communities, Inc.	145	2,910,585	200	4/18/19	(46,400)

Ball Corp.	540	3,124,440	58	4/18/19	(66,150)

Bank of America Corp.	3,050	8,414,950	30	4/18/19	(16,775)

Best Buy Co., Inc.	345	2,451,570	75	5/17/19	(37,605)

Caterpillar, Inc.	435	5,893,815	140	4/18/19	(47,415)

Charles Schwab Corp. (The)	1,065	4,553,940	47	4/18/19	(7,987)

ConocoPhillips	550	3,670,700	73	4/18/19	(3,575)

Constellation Brands, Inc., Class A	255	4,470,915	185	4/18/19	(56,100)

Corning, Inc.	1,865	6,173,150	35	4/18/19	(11,190)

CSX Corp.	615	4,601,430	73	4/18/19	(218,325)

Danaher Corp.	695	9,175,390	135	5/17/19	(156,375)

EOG Resources, Inc.	330	3,140,940	105	4/18/19	(4,620)

Exxon Mobil Corp.	880	7,110,400	80	4/18/19	(146,080)

Fortive Corp.	725	6,082,025	85	5/17/19	(158,050)

Gilead Sciences, Inc.	630	4,095,630	68	4/26/19	(38,745)

GoDaddy, Inc., Class A	600	4,511,400	80	4/18/19	(16,500)

Home Depot, Inc. (The)	220	4,221,580	188	4/12/19	(115,500)

Illinois Tool Works, Inc.	140	2,009,420	150	4/26/19	(12,950)

Intuit, Inc.	200	5,228,200	260	4/18/19	(114,000)

Johnson & Johnson	490	6,849,710	141	4/26/19	(88,935)

JPMorgan Chase & Co.	960	9,718,080	108	4/5/19	(960)

Live Nation Entertainment, Inc.	1,045	6,639,930	65	5/17/19	(219,450)

Microsoft Corp.	1,270	14,978,380	120	4/26/19	(231,775)

Mondelez International, Inc., Class A	1,080	5,391,360	50	5/17/19	(146,340)

NextEra Energy, Inc.	265	5,122,980	195	4/18/19	(39,750)

NIKE, Inc., Class B	500	4,210,500	88	5/17/19	(57,750)

PepsiCo, Inc.	430	5,269,650	125	5/17/19	(70,305)

Phillips 66	330	3,140,610	102	4/5/19	(2,475)

PNC Financial Services Group, Inc. (The)	280	3,434,480	135	4/18/19	(3,780)

Procter & Gamble Co. (The)	755	7,855,775	103	4/26/19	(183,088)

Progressive Corp. (The)	815	5,875,335	75	4/18/19	(32,600)

Raytheon Co.	235	4,278,880	190	4/26/19	(23,383)

Sempra Energy	330	4,153,380	125	5/17/19	(108,900)

7	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Written Covered Call Options — (0.8)% (continued)

Exchange-Traded Options — (0.8)% (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Spotify Technology SA	255	$ 3,539,400	$153	4/26/19	$(26,775)

Texas Instruments, Inc.	320	3,394,240	114	4/18/19	(3,200)

Tractor Supply Co.	250	2,444,000	95	4/18/19	(97,500)

Verizon Communications, Inc.	1,645	9,726,885	63	5/17/19	(44,415)

Vertex Pharmaceuticals, Inc.	260	4,782,700	200	4/18/19	(27,300)

Visa, Inc., Class A	590	9,215,210	150	4/18/19	(418,900)

Walt Disney Co. (The)	315	3,497,445	117	5/3/19	(31,185)

Zoetis, Inc.	550	5,536,850	98	4/18/19	(206,250)

Total					$(4,310,193)

8	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2019

Unaffiliated investments, at value (identified cost, $414,501,854)	$584,881,268

Affiliated investment, at value (identified cost, $4,510,059)	4,510,059

Dividends receivable	269,877

Dividends receivable from affiliated investment	9,551

Receivable for investments sold	8,914,198

Receivable for premiums on written options	257,783

Total assets	$598,842,736

Liabilities

Written options outstanding, at value (premiums received, $3,930,388)	$4,310,193

Payable for investments purchased	10,494,638

Payable for closed written options	140,236

Due to custodian	101,684

Payable to affiliates:

Investment adviser fee	492,389

Accrued expenses	194,236

Total liabilities	$15,733,376

Net Assets	$583,109,360

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 39,230,246 shares issued and outstanding	$392,302

Additional paid-in capital	435,376,047

Distributable earnings	147,341,011

Net Assets	$583,109,360

Net Asset Value

($583,109,360 ÷ 39,230,246 common shares issued and outstanding)	$14.86

9	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2019

Dividends	$5,248,962

Dividends from affiliated investment	70,953

Total investment income	$5,319,915

Expenses

Investment adviser fee	$2,835,636

Trustees’ fees and expenses	15,095

Custodian fee	118,104

Transfer and dividend disbursing agent fees	11,253

Legal and accounting services	41,811

Printing and postage	113,738

Miscellaneous	22,089

Total expenses	$3,157,726

Net investment income	$2,162,189

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$7,666,352

Investment transactions — affiliated investment	1,513

Written options	(721,760)

Foreign currency transactions	(2,865)

Net realized gain	$6,943,240

Change in unrealized appreciation (depreciation) —

Investments	$(27,481,648)

Written options	(668,154)

Foreign currency	2,803

Net change in unrealized appreciation (depreciation)	$(28,146,999)

Net realized and unrealized loss	$(21,203,759)

Net decrease in net assets from operations	$(19,041,570)

10	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

From operations —

Net investment income	$2,162,189	$3,552,556

Net realized gain	6,943,240	23,301,811

Net change in unrealized appreciation (depreciation)	(28,146,999)	69,015,032

Net increase (decrease) in net assets from operations	$(19,041,570)	$95,869,399

Distributions to shareholders	$(20,737,108)*	$(36,692,160)

Tax return of capital to shareholders	$—	$(3,935,082)

Capital share transactions —

Reinvestment of distributions	$—	$875,962

Net increase in net assets from capital share transactions	$—	$875,962

Net increase (decrease) in net assets	$(39,778,678)	$56,118,119

Net Assets

At beginning of period	$622,888,038	$566,769,919

At end of period	$583,109,360	$622,888,038

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end. See Note 2.

11	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Financial Highlights

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$15.880		$14.470	$13.570	$13.400	$14.600	$13.380

Income (Loss) From Operations

Net investment income(1)	$0.055		$0.091	$0.113	$0.136	$0.233	$0.082

Net realized and unrealized gain (loss)	(0.546)		2.356	1.824	1.071	(0.396)	2.174

Total income (loss) from operations	$(0.491)		$2.447	$1.937	$1.207	$(0.163)	$2.256

Less Distributions

From net investment income	$(0.529	)*	$(0.089)	$(0.103)	$(0.111)	$(0.235)	$(0.514)

From net realized gain	—		(0.848)	(0.123)	—	(0.624)	(0.276)

Tax return of capital	—		(0.100)	(0.811)	(0.926)	(0.178)	(0.247)

Total distributions	$(0.529)		$(1.037)	$(1.037)	$(1.037)	$(1.037)	$(1.037)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$—	$—	$0.001

Net asset value — End of period	$14.860		$15.880	$14.470	$13.570	$13.400	$14.600

Market value — End of period	$14.360		$16.010	$14.020	$12.650	$11.890	$13.720

Total Investment Return on Net Asset Value(2)	(2.83	)%(3)	17.69%	15.36%	9.74%	(0.86)%	17.98%

Total Investment Return on Market Value(2)	(6.86	)%(3)	22.46%	19.89%	15.29%	(6.39)%	23.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$583,109		$622,888	$566,770	$531,745	$525,002	$571,861

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.11	%(5)	1.11%	1.11%	1.12%	1.11%	1.11%

Net investment income	0.76	%(5)	0.60%	0.81%	1.00%	1.59%	0.57%

Portfolio Turnover	30	%(3)	46%	76%	82%	72%	68%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end. See Note 2.

12	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Enhanced Equity Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

13

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended March 31, 2019, the amount of distributions estimated to be a tax return of capital was approximately $18,740,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At September 30, 2018, the Fund had a net capital loss of $10,574,214 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2019.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$415,534,230

Gross unrealized appreciation	$175,009,803

Gross unrealized depreciation	(5,462,899)

Net unrealized appreciation	$169,546,904

14

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended March 31, 2019, the Fund’s investment adviser fee amounted to $2,835,636. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $172,760,800 and $187,962,674, respectively, for the six months ended March 31, 2019.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended March 31, 2019. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the year ended September 30, 2018 were 57,197.

In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended March 31, 2019 and the year ended September 30, 2018.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2019 is included in the Portfolio of Investments. At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(4,310,193)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

15

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended March 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$(721,760)	$(668,154)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

The average number of written options contracts outstanding during the six months ended March 31, 2019, which is indicative of the volume of this derivative type, was 31,191 contracts.

7  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At March 31, 2019, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $101,684. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at March 31, 2019. The Fund’s average overdraft advances during the six months ended March 31, 2019 were not significant.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$584,881,268 *	$—	$—	$584,881,268

Short-Term Investments	—	4,510,059	—	4,510,059

Total Investments	$584,881,268	$4,510,059	$—	$589,391,327

Liability Description

Written Covered Call Options	$(4,310,193)	$—	$—	$(4,310,193)

Total	$(4,310,193)	$—	$—	$(4,310,193)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

16

Eaton Vance

Enhanced Equity Income Fund

March 31, 2019

Officers and Trustees

Officers of Eaton Vance Enhanced Equity Income Fund

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Enhanced Equity Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George	J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

17

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

18

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7740    3.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2019

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2019